UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [  ] adds new holdings
                                           entries. (adds cover page)

Institutional Investment Manager Filing this Report:

Name:     Lend Lease Rosen Real Estate Securities LLC
Address:  1995 University Ave., Suite 550
          Berkeley, CA  94704

File 13F File Number: 28-7246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael A. Torres
Title:  Chief Executive Officer
Phone:  510-849-8360

Signature, Place, and Date of Signing:

     Michael A. Torres    Berkeley, CA  February 11, 2004

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total: 135

Form 13F Information Table Value Total: 2,744,708

List of Other Included Managers:

 No. Form 13F File Number  Name

 1   No 13F filed          Lend Lease Rosen Real Estate Investments, Inc.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB Property Corp.             COM              00163T109    98193 2986404.00SH      SOLE               1577751.00        1408653.00
                                                              1193 36270.00 SH       DEFINED 01           36270.00
Alexandria Real Estate Equitie COM              015271109     1159 20011.00 SH       SOLE                 19983.00             28.00
                                                               470  8110.00 SH       DEFINED 01            8110.00
American Financial Realty Trus COM              02607P305     1374 80600.00 SH       SOLE                 80600.00
                                                               119  7000.00 SH       DEFINED 01            7000.00
Apartment Investment & Managem COM              03748R101      772 22374.00 SH       SOLE                 22374.00
                                                               579 16790.00 SH       DEFINED 01           16790.00
Archstone-Smith Trust          COM              039583109    16379 585370.00SH       SOLE                342236.00         243134.00
                                                              1152 41170.00 SH       DEFINED 01           41170.00
Arden Realty Trust             COM              039793104    83545 2753623.00SH      SOLE               1502596.00        1251027.00
                                                               738 24320.00 SH       DEFINED 01           24320.00
AvalonBay Communities, Inc.    COM              053484101   107428 2247451.00SH      SOLE               1222217.00        1025234.00
                                                              1295 27100.00 SH       DEFINED 01           27100.00
BRE Properties, Inc.           COM              05564E106    48576 1454377.00SH      SOLE                666817.00         787560.00
                                                               498 14910.00 SH       DEFINED 01           14910.00
Boston Properties, Inc.        COM              101121101    56092 1163986.00SH      SOLE                628812.00         535174.00
                                                              1224 25400.00 SH       DEFINED 01           25400.00
Brandywine Realty Trust        COM              105368203    14352 536123.00SH       SOLE                297380.00         238743.00
                                                               279 10440.00 SH       DEFINED 01           10440.00
CBL & Associates Properties, I COM              124830100      539  9541.00 SH       SOLE                  9541.00
                                                               439  7770.00 SH       DEFINED 01            7770.00
Camden Property Trust          COM              133131102    58948 1330646.00SH      SOLE                717094.00         613552.00
                                                               602 13580.00 SH       DEFINED 01           13580.00
Capital Trust-CL A             COM              14052H506     7718 340000.00SH       SOLE                340000.00
CarrAmerica Realty Corp.       COM              144418100    19526 655678.00SH       SOLE                363024.00         292654.00
                                                               743 24940.00 SH       DEFINED 01           24940.00
Catellus Development Corporati COM              149113102   100619 4171586.00SH      SOLE               2359365.00        1812221.00
CenterPoint Properties Corp.   COM              151895109      544  7258.00 SH       SOLE                  7258.00
                                                               428  5710.00 SH       DEFINED 01            5710.00
Chelsea Property Group Inc.    COM              163421100    82467 1504600.00SH      SOLE                827600.00         677000.00
Colonial Properties Trust      COM              195872106      317  8017.00 SH       SOLE                  8017.00
                                                               261  6590.00 SH       DEFINED 01            6590.00
Corporate Office Properties    COM              22002T108    19372 922499.00SH       SOLE                488199.00         434300.00
                                                               130  6200.00 SH       DEFINED 01            6200.00
Cousins Properties, Inc.       COM              222795106      268  8759.00 SH       SOLE                  8759.00
                                                               213  6970.00 SH       DEFINED 01            6970.00
Crescent Real Estate Equities, COM              225756105      569 33236.00 SH       SOLE                 33236.00
                                                               454 26500.00 SH       DEFINED 01           26500.00
Developers Diversified Realty  COM              251591103      557 16579.00 SH       SOLE                 16579.00
                                                               419 12490.00 SH       DEFINED 01           12490.00
Duke Realty Corporation        COM              264411505      553 17851.00 SH       SOLE                 17851.00
                                                               427 13780.00 SH       DEFINED 01           13780.00
Equity Office Properties Trust COM              294741103    37169 1297337.00SH      SOLE                830447.00         466890.00
                                                               992 34609.00 SH       DEFINED 01           34609.00
Equity Residential             COM              29476L107   135464 4590436.00SH      SOLE               2845409.00        1745027.00
                                                              2159 73170.00 SH       DEFINED 01           73170.00
Essex Property Trust, Inc.     COM              297178105    94943 1478405.00SH      SOLE                731837.00         746568.00
                                                               999 15560.00 SH       DEFINED 01           15560.00
Federal Realty Investment Trus COM              313747206    46608 1214072.00SH      SOLE                489609.00         724463.00
                                                               885 23040.00 SH       DEFINED 01           23040.00
Gables Residential Trust       COM              362418105      278  8012.00 SH       SOLE                  8012.00
                                                               213  6120.00 SH       DEFINED 01            6120.00
General Growth Properties      COM              370021107    76991 2774446.00SH      SOLE               1311693.00        1462753.00
                                                              1438 51810.00 SH       DEFINED 01           51810.00
Glenborough Realty Trust       COM              37803P105      193  9665.00 SH       SOLE                  9665.00
                                                               144  7240.00 SH       DEFINED 01            7240.00
Home Properties of New York, I COM              437306103    67142 1662348.00SH      SOLE                758763.00         903585.00
                                                               870 21530.00 SH       DEFINED 01           21530.00
Kilroy Realty                  COM              49427F108      145  4424.00 SH       SOLE                  4424.00
                                                               111  3390.00 SH       DEFINED 01            3390.00
Kimco Realty Corp.             COM              49446R109      611 13659.00 SH       SOLE                 13659.00
                                                               498 11120.00 SH       DEFINED 01           11120.00
Liberty Property Trust         COM              531172104    85080 2187144.00SH      SOLE               1399833.00         787311.00
                                                              1007 25890.00 SH       DEFINED 01           25890.00
Macerich Company               COM              554382101   177436 3987320.00SH      SOLE               2195129.00        1792191.00
                                                              1740 39090.00 SH       DEFINED 01           39090.00
Mack-Cali Realty Corporation   COM              554489104      417 10030.00 SH       SOLE                 10030.00
                                                               320  7690.00 SH       DEFINED 01            7690.00
Maguire Properties Inc.        COM              559775101    37053 1524824.00SH      SOLE                836429.00         688395.00
                                                               556 22900.00 SH       DEFINED 01           22900.00
New Plan Excel Realty          COM              648053106      412 16720.00 SH       SOLE                 16720.00
                                                               327 13250.00 SH       DEFINED 01           13250.00
PS Business Pks Inc. CA Com    COM              69360J107      250  6066.00 SH       SOLE                  6066.00
                                                               194  4710.00 SH       DEFINED 01            4710.00
Pan Pacific Retail Properties, COM              69806L104   163768 3436889.00SH      SOLE               1878951.00        1557938.00
                                                              1535 32210.00 SH       DEFINED 01           32210.00
Prentiss Property Trust        COM              740706106     9579 290356.00SH       SOLE                290329.00             27.00
                                                               329  9960.00 SH       DEFINED 01            9960.00
ProLogis                       COM              743410102   109413 3409568.00SH      SOLE               1889328.00        1520240.00
                                                              2048 63810.00 SH       DEFINED 01           63810.00
Regency Centers Corp           COM              758849103    56935 1428732.00SH      SOLE                618270.00         810462.00
                                                               870 21830.00 SH       DEFINED 01           21830.00
SL Green Realty Corp           COM              78440X101    91331 2224862.00SH      SOLE               1279612.00         945250.00
                                                               675 16440.00 SH       DEFINED 01           16440.00
Simon Property Group, Inc.     COM              828806109   214923 4637962.00SH      SOLE               2565355.00        2072607.00
                                                              3313 71490.00 SH       DEFINED 01           71490.00
Spirit Finance 144a            COM              848568101    29750 2975000.00SH      SOLE               1675000.00        1300000.00
Taubman Centers, Inc.          COM              876664103    41671 2022877.00SH      SOLE               1103262.00         919615.00
                                                               509 24700.00 SH       DEFINED 01           24700.00
The Rouse Company              COM              779273101      687 14620.00 SH       SOLE                 14620.00
                                                               551 11720.00 SH       DEFINED 01           11720.00
United Dominion Realty Trust   COM              910197102    95592 4978766.00SH      SOLE               2661341.00        2317425.00
                                                              1327 69100.00 SH       DEFINED 01           69100.00
Ventas, Inc.                   COM              92276F100     2666 121200.00SH       SOLE                121200.00
Vornado Realty Trust           COM              929042109   182755 3337995.00SH      SOLE               1872297.00        1465698.00
                                                              2470 45110.00 SH       DEFINED 01           45110.00
Washington Real Estate Investm COM              939653101      192  6566.00 SH       SOLE                  6566.00
                                                               133  4540.00 SH       DEFINED 01            4540.00
Weingarten Realty Investors    COM              948741103      531 11966.00 SH       SOLE                 11966.00
                                                               411  9265.00 SH       DEFINED 01            9265.00
ALEXANDRIA RE Eq., Inc. PFD SE PFD              015271208     5156 200000.00SH       SOLE                                  200000.00
AMLI Residential PPTYS PFD SER PFD                           20000 800000.00SH       SOLE                                  800000.00
AVALONBAY COMMUN PFD SER H 8.7 PFD              053484705     1288 45500.00 SH       SOLE                                   45500.00
BRE PROPERTIES PFD SER B 8.08% PFD              05564E403     6918 253400.00SH       SOLE                                  253400.00
CARRAMERICA RLTY PFD SER E 7.5 PFD              144418704     5320 200000.00SH       SOLE                                  200000.00
CBL & ASSOCIATES PPTYS PFD SER PFD              124830308    10960 200000.00SH       SOLE                                  200000.00
CBL & ASSOCIATES PROP SER C 7. PFD              124830506     1287 47500.00 SH       SOLE                 47500.00
                                                               789 29100.00 SH       DEFINED 01           29100.00
DEVELOPERS DIVERS RLTY PFD SER PFD              251591830     7600 281700.00SH       SOLE                 11700.00         270000.00
                                                               421 15600.00 SH       DEFINED 01           15600.00
DEVELOPERS DIVERS RLTY PFD SER PFD              251591822     7794 300000.00SH       SOLE                                  300000.00
DUKE REALTY CORP PFD SER B 7.9 PFD              264411885     5341 101500.00SH       SOLE                                  101500.00
EQUITY OFFICE PPTYS PFD SER C  PFD              294741608     5492 218700.00SH       SOLE                                  218700.00
EQUITY OFFICE PPTYS PFD SER G  PFD              294741871    13261 489700.00SH       SOLE                 42900.00         446800.00
                                                              1468 54200.00 SH       DEFINED 01           54200.00
EQUITY RESIDENTIAL PPTYS PFD S PFD              29476L305     5408 199940.00SH       SOLE                                  199940.00
EQUITY RESIDENTIAL PPTYS PFD S PFD              29476L503     1314 47400.00 SH       SOLE                                   47400.00
ESSEX PROPERTY TRUST PFD SER F PFD              297178204    24388 999519.00SH       SOLE                262627.00         736892.00
FEDERAL REALTY PFD SER B 8.5%  PFD              313747503     8646 314399.00SH       SOLE                                  314399.00
Home PPTYS of NY, Inc PFD Ser  PFD                           33657 250000.00SH       SOLE                                  250000.00
LEXINGTON CORP PROP PFD Ser B  PFD              529043200      345 12900.00 SH       SOLE                 12900.00
                                                               460 17200.00 SH       DEFINED 01           17200.00
MACK-CALI REALTY CORP PFD SER  PFD              554489302     2500 100000.00SH       SOLE                                  100000.00
MILLS CORP PFD SER C 9%        PFD              601148307      195  7100.00 SH       SOLE                  7100.00
                                                               201  7300.00 SH       DEFINED 01            7300.00
NEW PLAN EXCEL REALTY PFD E 7. PFD              648053809     5582 209300.00SH       SOLE                  9300.00         200000.00
                                                               333 12500.00 SH       DEFINED 01           12500.00
PROLOGIS TRUST PFD SER C 8.54% PFD              743410409    11265 186580.00SH       SOLE                                  186580.00
PROLOGIS TRUST PFD SER D 7.92% PFD              743410508     3521 140689.00SH       SOLE                                  140689.00
SIMON PPTYS PFD SER F 8.75%    PFD              828806604     6992 256122.00SH       SOLE                                  256122.00
SIMON PPTYS PFD SER G 7.89%    PFD              828806505    15247 280800.00SH       SOLE                                  280800.00
TAUBMAN CENTERS PFD SER A 8.3% PFD              876664202     1340 52700.00 SH       SOLE                                   52700.00
VORNADO REALTY TRUST PFD Ser B PFD              929042307     4642 180700.00SH       SOLE                                  180700.00
VORNADO REALTY TRUST PFD Ser C PFD              929042406     7438 289400.00SH       SOLE                                  289400.00